Quarterly Holdings Report
for
Fidelity® High Yield Factor ETF
November 30, 2021
HIE-NPRT1-0122
1.9887637.103

Schedule of Investments November 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 97.4%
	Principal Amount(a)	Value
COMMUNICATION SERVICES – 12.1%
Diversified Telecommunication Services – 1.9%
Acuris Finance U.S., Inc. / Acuris Finance Sarl 5.00% 5/1/28 (b)	$ 500,000	$ 496,250
Altice France SA:
5.125% 7/15/29 (b)	1,440,000	1,368,547
5.50% 10/15/29 (b)	500,000	482,500
Frontier Communications Holdings LLC:
5.00% 5/1/28 (b)	507,000	508,425
6.00% 1/15/30 (b)	355,000	349,210
Lumen Technologies, Inc.:
4.50% 1/15/29 (b)	740,000	695,815
5.375% 6/15/29 (b)	375,000	365,182
6.875% 1/15/28	80,000	87,782
Telecom Italia Capital SA 7.721% 6/4/38	1,058,000	1,201,073
Telesat Canada / Telesat LLC 4.875% 6/1/27 (b)	240,000	209,700
		5,764,484
Entertainment – 0.6%
Live Nation Entertainment, Inc.:
3.75% 1/15/28 (b)	210,000	201,705
4.875% 11/1/24 (b)	1,414,000	1,423,658
Playtika Holding Corp. 4.25% 3/15/29 (b)	130,000	123,353
		1,748,716
Interactive Media & Services – 1.5%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	3,150,000	2,969,505
TripAdvisor, Inc. 7.00% 7/15/25 (b)	1,450,000	1,520,455
		4,489,960
Media – 7.9%
Altice Financing SA 5.75% 8/15/29 (b)	700,000	666,691
Cable One, Inc. 4.00% 11/15/30 (b)	2,003,000	1,927,888
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	3,115,000	2,996,630
4.50% 5/1/32	2,745,000	2,733,691
Cimpress PLC 7.00% 6/15/26 (b)	665,000	687,444
CSC Holdings LLC:
4.50% 11/15/31 (b)	1,500,000	1,451,250
5.00% 11/15/31 (b)	1,215,000	1,136,025
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% 8/15/27 (b)	1,100,000	1,119,305

		Principal Amount(a)	Value

DISH DBS Corp.:
5.125% 6/1/29		$ 1,515,000	$ 1,330,397
5.75% 12/1/28		600,000	591,198
Gray Escrow II, Inc. 5.375% 11/15/31 (b)		355,000	355,760
Iliad Holding SASU 7.00% 10/15/28 (b)		500,000	512,500
Lamar Media Corp. 3.625% 1/15/31		2,069,000	1,979,050
Liberty Interactive LLC 8.25% 2/1/30		244,000	261,058
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (b)		1,924,000	1,921,305
Summer BC Bidco B LLC 5.50% 10/31/26 (b)		700,000	705,250
Univision Communications, Inc. 4.50% 5/1/29 (b)		633,000	632,563
Virgin Media Vendor Financing Notes IV DAC 5.00% 7/15/28 (b)		400,000	394,192
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (b)		266,000	277,121
WMG Acquisition Corp. 3.75% 12/1/29 (b)		1,000,000	992,600
Ziggo BV 5.50% 1/15/27 (b)		1,000,000	1,029,280
			23,701,198
Wireless Telecommunication Services – 0.2%
United States Cellular Corp. 6.70% 12/15/33		390,000	474,326
TOTAL COMMUNICATION SERVICES	36,178,684
CONSUMER DISCRETIONARY – 10.4%
Auto Components – 0.1%
Tenneco, Inc. 5.125% 4/15/29 (b)		80,000	77,400
The Goodyear Tire & Rubber Co. 5.625% 4/30/33		240,000	254,688
			332,088
Automobiles – 0.4%
Ford Motor Co. 3.25% 2/12/32		565,000	565,960
Jaguar Land Rover Automotive PLC 5.50% 7/15/29 (b)		650,000	638,118
			1,204,078
Diversified Consumer Services – 0.5%
Adtalem Global Education, Inc. 5.50% 3/1/28 (b)		1,500,000	1,444,815

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – 5.5%
1011778 BC ULC / New Red Finance, Inc.:
4.00% 10/15/30 (b)	$ 545,000	$ 520,769
4.375% 1/15/28 (b)	258,000	256,710
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (b)	295,000	290,466
Boyd Gaming Corp. 4.75% 6/15/31 (b)	275,000	273,487
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)	530,000	516,750
6.25% 7/1/25 (b)	869,000	903,569
Carnival Corp.:
4.00% 8/1/28 (b)	700,000	678,671
5.75% 3/1/27 (b)	1,115,000	1,085,062
6.00% 5/1/29 (b)	500,000	486,250
7.625% 3/1/26 (b)	880,000	902,246
9.875% 8/1/27 (b)	410,000	461,492
Cinemark USA, Inc. 5.875% 3/15/26 (b)	300,000	296,391
Empire Resorts, Inc. 7.75% 11/1/26 (b)	500,000	503,350
Everi Holdings, Inc. 5.00% 7/15/29 (b)	565,000	564,427
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc:
4.875% 7/1/31 (b)	600,000	594,000
5.00% 6/1/29 (b)	550,000	546,072
Marriott Ownership Resorts, Inc. 4.50% 6/15/29 (b)	340,000	333,786
MGM Resorts International 6.75% 5/1/25	351,000	365,479
NCL Corp. Ltd. 10.25% 2/1/26 (b)	245,000	280,525
Papa John's International, Inc. 3.875% 9/15/29 (b)	100,000	98,016
Penn National Gaming, Inc. 4.125% 7/1/29 (b)	615,000	580,375
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.875% 9/1/31 (b)	1,100,000	1,104,125
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	405,000	410,119
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	376,000	379,290
5.50% 8/31/26 (b)	1,000,000	975,000

	Principal Amount(a)	Value

Station Casinos LLC 4.625% 12/1/31 (b)	$ 500,000	$ 495,625
TKC Holdings, Inc. 6.875% 5/15/28 (b)	300,000	306,750
Travel + Leisure Co.:
4.50% 12/1/29 (b)	500,000	487,562
6.60% 10/1/25	264,000	287,760
6.625% 7/31/26 (b)	250,000	270,479
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	135,000	129,938
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	533,000	538,519
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (b)	75,000	75,107
Yum! Brands, Inc.:
3.625% 3/15/31	140,000	135,754
4.75% 1/15/30 (b)	150,000	158,156
		16,292,077
Household Durables – 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co. 4.625% 4/1/30 (b)	165,000	161,535
LGI Homes, Inc. 4.00% 7/15/29 (b)	910,000	873,600
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	295,000	285,003
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	165,000	169,950
		1,490,088
Leisure Products – 0.1%
Vista Outdoor, Inc. 4.50% 3/15/29 (b)	310,000	309,225
Specialty Retail – 3.0%
Ambience Merger Sub, Inc. 4.875% 7/15/28 (b)	235,000	232,650
Asbury Automotive Group, Inc.:
4.75% 3/1/30	1,414,000	1,417,535
5.00% 2/15/32 (b)	205,000	206,305
BlueLinx Holdings, Inc. 6.00% 11/15/29 (b)	500,000	492,500
Carvana Co. 4.875% 9/1/29 (b)	2,000,000	1,899,160
Foot Locker, Inc. 4.00% 10/1/29 (b)	150,000	148,500
Group 1 Automotive, Inc. 4.00% 8/15/28 (b)	2,100,000	2,077,446
LCM Investments Holdings II LLC 4.875% 5/1/29 (b)	125,000	124,516
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (b)	600,000	602,394
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		$ 500,000	$ 532,873
Magic Mergeco, Inc. 5.25% 5/1/28 (b)		240,000	237,451
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)		145,000	146,755
Sonic Automotive, Inc. 4.875% 11/15/31 (b)		500,000	490,000
Victoria's Secret & Co. 4.625% 7/15/29 (b)		230,000	227,070
			8,835,155
Textiles, Apparel & Luxury Goods – 0.3%
Crocs, Inc.:
4.125% 8/15/31 (b)		285,000	283,575
4.25% 3/15/29 (b)		150,000	149,250
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		100,000	99,752
Wolverine World Wide, Inc. 4.00% 8/15/29 (b)		515,000	499,550
			1,032,127
TOTAL CONSUMER DISCRETIONARY	30,939,653
CONSUMER STAPLES – 3.7%
Food & Staples Retailing – 0.1%
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		145,000	145,725
4.75% 2/15/29 (b)		240,000	242,976
			388,701
Food Products – 0.6%
C&S Group Enterprises LLC 5.00% 12/15/28 (b)		150,000	139,755
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)		805,000	802,742
Performance Food Group, Inc. 4.25% 8/1/29 (b)		460,000	442,934
Post Holdings, Inc. 4.50% 9/15/31 (b)		535,000	516,286
			1,901,717
Household Products – 1.2%
Resideo Funding, Inc. 4.00% 9/1/29 (b)		3,450,000	3,294,750
Spectrum Brands, Inc. 3.875% 3/15/31 (b)		350,000	336,000
			3,630,750

		Principal Amount(a)	Value

Personal Products – 0.8%
Coty Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (b)		$ 500,000	$ 494,375
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		1,630,000	1,531,923
Prestige Brands, Inc. 3.75% 4/1/31 (b)		225,000	215,578
			2,241,876
Tobacco – 1.0%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)		2,000,000	2,030,000
Vector Group Ltd. 5.75% 2/1/29 (b)		920,000	875,150
			2,905,150
TOTAL CONSUMER STAPLES	11,068,194
ENERGY – 14.0%
Energy Equipment & Services – 0.7%
Bristow Group, Inc. 6.875% 3/1/28 (b)		300,000	302,325
CGG SA 8.75% 4/1/27 (b)		300,000	291,750
Nabors Industries, Inc. 7.375% 5/15/27 (b)		200,000	196,000
Oceaneering International, Inc. 4.65% 11/15/24		275,000	279,125
Patterson-UTI Energy, Inc. 5.15% 11/15/29		150,000	150,681
Tervita Corp. 11.00% 12/1/25 (b)		160,000	183,296
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26		49,000	49,857
Weatherford International Ltd.:
6.50% 9/15/28 (b)		300,000	308,166
8.625% 4/30/30 (b)		400,000	391,240
			2,152,440
Oil, Gas & Consumable Fuels – 13.3%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		85,000	89,888
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 6/15/29 (b)		515,000	520,650
Antero Resources Corp. 8.375% 7/15/26 (b)		275,000	304,906
Apache Corp. 4.25% 1/15/30		2,150,000	2,246,750

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 5.875% 6/30/29 (b)	$ 500,000	$ 492,500
Baytex Energy Corp. 8.75% 4/1/27 (b)	145,000	149,077
Buckeye Partners LP:
4.125% 3/1/25 (b)	100,000	100,610
4.50% 3/1/28 (b)	230,000	223,151
5.85% 11/15/43	215,000	211,700
California Resources Corp. 7.125% 2/1/26 (b)	290,000	298,881
CITGO Petroleum Corp.:
6.375% 6/15/26 (b)	215,000	215,000
7.00% 6/15/25 (b)	374,000	377,740
Civitas Resources, Inc. 5.00% 10/15/26 (b)	1,000,000	988,410
CNX Midstream Partners LP 4.75% 4/15/30 (b)	120,000	118,200
CNX Resources Corp. 6.00% 1/15/29 (b)	200,000	204,654
Colgate Energy Partners III LLC:
5.875% 7/1/29 (b)	400,000	397,000
7.75% 2/15/26 (b)	300,000	318,822
Comstock Resources, Inc. 5.875% 1/15/30 (b)	285,000	285,447
Continental Resources, Inc. 5.75% 1/15/31 (b)	190,000	221,308
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)	180,000	194,346
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 6/15/31 (b)	500,000	506,752
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (b)	275,000	278,094
DCP Midstream LP 7.375% (c)(d)	143,000	141,570
Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	195,000	201,825
DT Midstream, Inc. 4.125% 6/15/29 (b)	800,000	795,000
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28 (b)	300,000	302,250
Energy Ventures Gom LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	191,000	195,297

	Principal Amount(a)	Value

EnLink Midstream Partners LP 5.45% 6/1/47	$ 530,000	$ 513,920
Enviva Partners LP / Enviva Partners Finance Corp. 6.50% 1/15/26 (b)	222,000	229,091
EQM Midstream Partners LP:
4.50% 1/15/29 (b)	450,000	446,625
6.50% 7/15/48	285,000	330,799
EQT Corp. 7.50% 2/1/30	171,000	215,804
Ferrellgas LP / Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	500,000	473,125
Genesis Energy LP / Genesis Energy Finance Corp. 8.00% 1/15/27	625,000	619,556
Hess Midstream Operations LP 4.25% 2/15/30 (b)	175,000	169,321
Hilcorp Energy I LP / Hilcorp Finance Co. 6.00% 2/1/31 (b)	425,000	422,514
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (b)	65,000	64,675
Independence Energy Finance LLC 7.25% 5/1/26 (b)	600,000	622,200
Ithaca Energy North Sea PLC 9.00% 7/15/26 (b)	500,000	512,500
Laredo Petroleum, Inc. 7.75% 7/31/29 (b)	500,000	473,125
MEG Energy Corp. 5.875% 2/1/29 (b)	330,000	327,426
Moss Creek Resources Holdings, Inc. 7.50% 1/15/26 (b)	310,000	273,054
Murphy Oil Corp.:
5.75% 8/15/25	980,000	995,957
6.375% 7/15/28	300,000	309,000
New Fortress Energy, Inc. 6.50% 9/30/26 (b)	630,000	595,558
Northern Oil and Gas, Inc. 8.125% 3/1/28 (b)	660,000	683,866
NuStar Logistics LP 6.375% 10/1/30	225,000	239,625
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 4/1/29 (b)	700,000	745,500
Oasis Petroleum, Inc. 6.375% 6/1/26 (b)	300,000	308,250
Occidental Petroleum Corp.:
6.125% 1/1/31	3,430,000	3,996,979
6.625% 9/1/30	2,201,000	2,640,474
7.50% 5/1/31	241,000	303,765
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Parkland Corp. 4.625% 5/1/30 (b)	$ 1,820,000	$ 1,793,919
Parkland Fuel Corp. 5.875% 7/15/27 (b)	512,000	536,320
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	315,000	187,898
9.25% 5/15/25 (b)	285,000	263,625
PDC Energy, Inc. 6.125% 9/15/24	433,000	436,490
Range Resources Corp. 8.25% 1/15/29 (b)	679,000	748,502
Renewable Energy Group, Inc. 5.875% 6/1/28 (b)	220,000	223,850
Rockcliff Energy II LLC 5.50% 10/15/29 (b)	500,000	504,670
Rockies Express Pipeline LLC 4.80% 5/15/30 (b)	745,000	771,075
SM Energy Co.:
6.50% 7/15/28	95,000	95,950
6.75% 9/15/26	85,000	85,213
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	260,000	271,757
Southwestern Energy Co.:
5.375% 3/15/30	300,000	312,375
7.75% 10/1/27	300,000	321,517
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 8.50% 10/15/26 (b)	300,000	302,250
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29	301,000	296,936
4.50% 4/30/30 (b)	2,000,000	1,980,000
Superior Plus LP / Superior General Partner, Inc. 4.50% 3/15/29 (b)	145,000	147,770
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 9/1/31 (b)	500,000	483,750
Tap Rock Resources LLC 7.00% 10/1/26 (b)	300,000	301,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00% 1/15/32 (b)	420,000	433,868
Teine Energy Ltd. 6.875% 4/15/29 (b)	300,000	306,375
Venture Global Calcasieu Pass LLC:
3.875% 11/1/33 (b)	500,000	501,250
4.125% 8/15/31 (b)	360,000	368,158
Vine Energy Holdings LLC 6.75% 4/15/29 (b)	300,000	319,500

		Principal Amount(a)	Value

Western Midstream Operating LP 6.50% 2/1/50		$ 615,000	$ 702,355
			39,589,410
TOTAL ENERGY	41,741,850
FINANCIALS – 11.2%
Banks – 0.1%
UniCredit SpA 7.296% 4/2/34 (b)(d)		328,000	391,280
Capital Markets – 1.9%
Brightsphere Investment Group, Inc. 4.80% 7/27/26		1,100,000	1,139,870
Coinbase Global, Inc. 3.625% 10/1/31 (b)		1,800,000	1,669,500
ION Trading Technologies Sarl 5.75% 5/15/28 (b)		500,000	512,350
Jane Street Group / JSG Finance, Inc. 4.50% 11/15/29 (b)		165,000	164,752
LPL Holdings, Inc. 4.375% 5/15/31 (b)		2,100,000	2,110,500
			5,596,972
Consumer Finance – 4.9%
Credit Acceptance Corp. 6.625% 3/15/26		371,000	387,229
CURO Finance LLC 7.50% 8/1/28 (b)(e)		500,000	496,340
Enova International, Inc. 8.50% 9/15/25 (b)		325,000	332,313
FirstCash, Inc. 4.625% 9/1/28 (b)		450,000	447,786
Ford Motor Credit Co. LLC 2.90% 2/16/28		170,000	167,132
goeasy Ltd.:
4.375% 5/1/26 (b)		2,015,000	2,060,337
5.375% 12/1/24 (b)		582,000	596,224
LD Holdings Group LLC 6.125% 4/1/28 (b)		200,000	183,580
Nationstar Mortgage Holdings, Inc. 5.75% 11/15/31 (b)		500,000	487,983
Navient Corp.:
4.875% 3/15/28		500,000	486,490
5.50% 3/15/29		500,000	493,175
OneMain Finance Corp. 3.875% 9/15/28		3,015,000	2,909,475
PennyMac Financial Services, Inc. 5.75% 9/15/31 (b)		1,000,000	971,800
PRA Group, Inc.:
5.00% 10/1/29 (b)		2,200,000	2,172,544
7.375% 9/1/25 (b)		1,261,000	1,336,660

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Consumer Finance – continued
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 4.00% 10/15/33 (b)	$ 515,000	$504,700
World Acceptance Corp. 7.00% 11/1/26 (b)	500,000	497,500
		14,531,268
Diversified Financial Services – 3.0%
Burford Capital Global Finance LLC 6.25% 4/15/28 (b)	1,000,000	1,055,000
Castlelake Aviation Finance DAC 5.00% 4/15/27 (b)	500,000	493,875
Compass Group Diversified Holdings LLC:
5.00% 1/15/32 (b)	500,000	500,000
5.25% 4/15/29 (b)	250,000	257,243
Deutsche Bank AG:
3.729% 1/14/32 (d)	300,000	305,639
4.875% 12/1/32 (d)	134,000	145,701
Global Aircraft Leasing Co. Ltd. 6.50% 9/15/24 (b)	510,335	494,606
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.375% 2/1/29	300,000	290,250
4.75% 9/15/24	1,112,000	1,125,900
5.25% 5/15/27	465,000	473,138
6.25% 5/15/26	632,000	649,380
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.00% 8/15/28 (b)	1,100,000	1,100,000
Midcap Financial Issuer Trust 5.625% 1/15/30 (b)	650,000	614,250
StoneX Group, Inc. 8.625% 6/15/25 (b)	1,351,000	1,425,305
		8,930,287
Insurance – 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/27 (b)	600,000	584,862
AmWINS Group, Inc. 4.875% 6/30/29 (b)	400,000	393,592
HUB International Ltd. 5.625% 12/1/29 (b)	255,000	254,459
		1,232,913
Thrifts & Mortgage Finance – 0.9%
Freedom Mortgage Corp. 6.625% 1/15/27 (b)	700,000	658,000
MGIC Investment Corp. 5.25% 8/15/28	300,000	309,750

		Principal Amount(a)	Value

NMI Holdings, Inc. 7.375% 6/1/25 (b)		$ 1,437,000	$ 1,628,222
			2,595,972
TOTAL FINANCIALS	33,278,692
HEALTH CARE – 7.9%
Biotechnology – 0.2%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		195,000	185,191
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		250,000	247,500
			432,691
Health Care Equipment & Supplies – 0.7%
Avantor Funding, Inc. 3.875% 11/1/29 (b)		2,000,000	1,997,500
Health Care Providers & Services – 4.5%
AMN Healthcare, Inc. 4.00% 4/15/29 (b)		1,315,000	1,324,862
Cano Health LLC 6.25% 10/1/28 (b)		75,000	73,536
CHS / Community Health Systems, Inc. 6.875% 4/15/29 (b)		685,000	673,268
DaVita, Inc. 3.75% 2/15/31 (b)		919,000	852,120
Encompass Health Corp. 4.75% 2/1/30		300,000	301,875
ModivCare Escrow Issuer, Inc. 5.00% 10/1/29 (b)		455,000	451,588
ModivCare, Inc. 5.875% 11/15/25 (b)		935,000	972,400
Molina Healthcare, Inc.:
3.875% 5/15/32 (b)		400,000	391,050
4.375% 6/15/28 (b)		3,129,000	3,168,112
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (b)		2,000,000	1,975,000
5.25% 10/1/29 (b)		615,000	614,231
Tenet Healthcare Corp.:
4.375% 1/15/30 (e)		500,000	498,340
4.875% 1/1/26 (b)		204,000	208,590
6.125% 10/1/28 (b)		1,990,000	2,032,586
			13,537,558
Pharmaceuticals – 2.5%
AdaptHealth LLC 5.125% 3/1/30 (b)		1,000,000	989,390
Bausch Health Companies, Inc. 5.00% 1/30/28 to 2/15/29 (b)		2,870,000	2,465,474
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (b)		255,000	247,707
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. 6.125% 4/1/29 (b)		96,000	94,037
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Jazz Securities DAC 4.375% 1/15/29 (b)		$ 215,000	$ 219,046
Option Care Health, Inc. 4.375% 10/31/29 (b)		125,000	124,400
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		200,000	204,250
Organon Finance 1 LLC 4.125% 4/30/28 (b)		490,000	488,876
Par Pharmaceutical, Inc. 7.50% 4/1/27 (b)		475,000	478,878
Syneos Health, Inc. 3.625% 1/15/29 (b)		2,225,000	2,192,048
			7,504,106
TOTAL HEALTH CARE	23,471,855
INDUSTRIALS – 15.6%
Aerospace & Defense – 1.5%
Howmet Aerospace, Inc. 6.75% 1/15/28		213,000	248,678
TransDigm, Inc.:
6.25% 3/15/26 (b)		3,682,000	3,820,075
8.00% 12/15/25 (b)		315,000	331,931
			4,400,684
Air Freight & Logistics – 0.3%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		1,000,000	1,016,250
Airlines – 1.3%
Air Canada 3.875% 8/15/26 (b)		490,000	485,967
American Airlines, Inc. 11.75% 7/15/25 (b)		854,000	1,035,475
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.50% 4/20/26 (b)		600,000	612,750
Delta Air Lines, Inc. 4.375% 4/19/28		798,000	830,330
United Airlines Holdings, Inc. 4.875% 1/15/25		275,000	279,125
United Airlines, Inc. 4.375% 4/15/26 (b)		665,000	667,647
			3,911,294
Building Products – 0.3%
Thor Industries, Inc. 4.00% 10/15/29 (b)		380,000	372,210
Williams Scotsman International, Inc. 4.625% 8/15/28 (b)		415,000	422,262
			794,472

	Principal Amount(a)	Value

Commercial Services & Supplies – 4.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.00% 6/1/29 (b)	$ 430,000	$ 408,500
APi Escrow Corp. 4.75% 10/15/29 (b)	500,000	506,250
Aramark Services, Inc. 5.00% 4/1/25 (b)	150,000	151,875
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	376,000	387,280
CoreCivic, Inc. 8.25% 4/15/26	200,000	205,898
CoreLogic, Inc. 4.50% 5/1/28 (b)	615,000	601,931
Covert Mergeco, Inc. 4.875% 12/1/29 (b)	500,000	502,460
Garda World Security Corp. 6.00% 6/1/29 (b)	300,000	284,250
GFL Environmental, Inc.:
4.00% 8/1/28 (b)	3,000,000	2,910,240
4.375% 8/15/29 (b)	3,200,000	3,113,088
HealthEquity, Inc. 4.50% 10/1/29 (b)	355,000	350,562
Madison IAQ LLC 4.125% 6/30/28 (b)	390,000	377,325
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 7/15/29 (b)	595,000	575,389
PROG Holdings, Inc. 6.00% 11/15/29 (b)	500,000	493,905
Rent-A-Center, Inc. 6.375% 2/15/29 (b)	155,000	158,942
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (b)	153,000	155,149
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (b)	525,000	543,438
The Hertz Corp. 5.00% 12/1/29 (b)	500,000	490,000
		12,216,482
Construction & Engineering – 2.4%
Arcosa, Inc. 4.375% 4/15/29 (b)	170,000	171,545
Dycom Industries, Inc. 4.50% 4/15/29 (b)	1,000,000	1,006,810
Fluor Corp. 4.25% 9/15/28	248,000	253,062
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)	600,000	606,000
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	380,000	388,007

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
INDUSTRIALS – continued
Construction & Engineering – continued
IEA Energy Services LLC 6.625% 8/15/29 (b)	$ 600,000	$ 582,000
PowerTeam Services LLC 9.033% 12/4/25 (b)	205,000	206,025
Railworks Holdings LP / Railworks Rally, Inc. 8.25% 11/15/28 (b)	300,000	305,250
TopBuild Corp.:
3.625% 3/15/29 (b)	3,150,000	3,122,437
4.125% 2/15/32 (b)	665,000	666,254
		7,307,390
Electrical Equipment – 0.5%
EnerSys 4.375% 12/15/27 (b)	1,537,000	1,583,110
Machinery – 1.3%
ATS Automation Tooling Systems, Inc. 4.125% 12/15/28 (b)	140,000	141,050
Dana, Inc. 4.50% 2/15/32	500,000	487,555
Meritor, Inc. 6.25% 6/1/25 (b)	391,000	406,151
Terex Corp. 5.00% 5/15/29 (b)	700,000	713,125
Vertiv Group Corp. 4.125% 11/15/28 (b)	2,000,000	1,995,000
		3,742,881
Marine – 0.1%
Seaspan Corp. 5.50% 8/1/29 (b)	430,000	426,646
Professional Services – 1.2%
ASGN, Inc. 4.625% 5/15/28 (b)	270,000	276,939
TriNet Group, Inc. 3.50% 3/1/29 (b)	3,325,000	3,285,100
		3,562,039
Road & Rail – 1.5%
Uber Technologies, Inc.:
4.50% 8/15/29 (b)	3,100,000	3,069,000
7.50% 5/15/25 (b)	1,457,000	1,535,314
		4,604,314
Trading Companies & Distributors – 0.7%
Fortress Transportation and Infrastructure Investors LLC:
5.50% 5/1/28 (b)	500,000	490,000
6.50% 10/1/25 (b)	1,500,000	1,528,755
		2,018,755

		Principal Amount(a)	Value

Transportation Infrastructure – 0.4%
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 7/31/29 (b)		$ 1,115,000	$ 1,059,484
TOTAL INDUSTRIALS	46,643,801
INFORMATION TECHNOLOGY – 5.6%
Communications Equipment – 0.1%
CommScope Technologies LLC 6.00% 6/15/25 (b)		307,000	296,255
Electronic Equipment, Instruments & Components – 0.5%
Atkore, Inc. 4.25% 6/1/31 (b)		1,100,000	1,102,750
TTM Technologies, Inc. 4.00% 3/1/29 (b)		405,000	392,923
			1,495,673
IT Services – 0.9%
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		363,000	364,819
4.00% 7/1/29 (b)		700,000	703,500
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (b)		480,000	456,518
Rackspace Technology Global, Inc. 3.50% 2/15/28 (b)		200,000	187,402
Unisys Corp. 6.875% 11/1/27 (b)		985,000	1,051,488
			2,763,727
Software – 3.7%
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		385,000	377,011
Consensus Cloud Solutions, Inc. 6.50% 10/15/28 (b)		500,000	507,500
Elastic N.V. 4.125% 7/15/29 (b)		2,040,000	1,999,200
Fair Isaac Corp. 4.00% 6/15/28 (b)		3,018,000	3,010,455
J2 Global, Inc. 4.625% 10/15/30 (b)		922,000	928,915
MicroStrategy, Inc. 6.125% 6/15/28 (b)		510,000	511,275
Open Text Corp. 3.875% 2/15/28 (b)		256,000	253,440
Open Text Holdings, Inc. 4.125% 12/1/31 (b)		1,500,000	1,489,035
PTC, Inc.:
3.625% 2/15/25 (b)		325,000	326,625
4.00% 2/15/28 (b)		570,000	572,850
ROBLOX Corp. 3.875% 5/1/30 (b)		725,000	726,812
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Xerox Corp. 4.80% 3/1/35		$ 250,000	$ 245,938
			10,949,056
Technology Hardware, Storage & Peripherals – 0.4%
NCR Corp. 5.125% 4/15/29 (b)		680,000	687,174
Seagate HDD Cayman 3.125% 7/15/29 (b)		401,000	381,752
			1,068,926
TOTAL INFORMATION TECHNOLOGY	16,573,637
MATERIALS – 10.2%
Chemicals – 4.3%
Consolidated Energy Finance SA 5.625% 10/15/28 (b)		500,000	476,545
CVR Partners LP / CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		320,000	332,064
Diamond BC BV 4.625% 10/1/29 (b)		135,000	131,963
EverArc Escrow Sarl 5.00% 10/30/29 (b)		500,000	487,500
GPD Cos., Inc. 10.125% 4/1/26 (b)		200,000	212,500
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		500,000	497,500
LSB Industries, Inc. 6.25% 10/15/28 (b)		175,000	180,698
Minerals Technologies, Inc. 5.00% 7/1/28 (b)		260,000	262,220
NOVA Chemicals Corp. 4.25% 5/15/29 (b)		440,000	431,200
Olin Corp. 5.625% 8/1/29		202,000	217,863
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)		515,000	487,540
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/26 (b)		265,000	267,324
SPCM SA 3.375% 3/15/30 (b)		1,050,000	1,002,750
Sunnova Energy Corp. 5.875% 9/1/26 (b)		1,000,000	1,012,500
The Chemours Co. LLC 4.625% 11/15/29 (b)		2,280,000	2,203,050
The Scotts Miracle-Gro Co.:
4.375% 2/1/32 (b)		3,015,000	2,987,172
4.50% 10/15/29		265,000	273,613

	Principal Amount(a)	Value

Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.125% 4/1/29 (b)	$ 400,000	$ 400,500
Unifrax Escrow Issuer Corp. 5.25% 9/30/28 (b)	600,000	589,726
WR Grace Holdings LLC 5.625% 8/15/29 (b)	270,000	271,493
		12,725,721
Construction Materials – 1.6%
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (b)	600,000	598,500
Patrick Industries, Inc. 4.75% 5/1/29 (b)	2,700,000	2,638,440
PGT Innovations, Inc. 4.375% 10/1/29 (b)	1,500,000	1,486,875
		4,723,815
Containers & Packaging – 0.9%
Canpack SA / Canpack U.S. LLC 3.875% 11/15/29 (b)	1,000,000	968,950
Graphic Packaging International LLC 3.75% 2/1/30 (b)	150,000	149,080
Intertape Polymer Group, Inc. 4.375% 6/15/29 (b)	355,000	351,450
LABL, Inc. 5.875% 11/1/28 (b)	280,000	276,675
OI European Group BV 4.75% 2/15/30 (b)	300,000	299,694
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)	800,000	778,000
		2,823,849
Metals & Mining – 2.5%
Allegheny Technologies, Inc.:
4.875% 10/1/29	240,000	237,127
5.125% 10/1/31	100,000	98,760
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	615,251
Coeur Mining, Inc. 5.125% 2/15/29 (b)	100,000	95,520
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	576,000	588,240
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,100,000	1,107,007
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)	500,000	525,687
Freeport-McMoRan, Inc. 3.55% 3/1/22	77,000	77,000

Quarterly Report	10

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
MATERIALS – continued
Metals & Mining – continued
Hudbay Minerals, Inc. 4.50% 4/1/26 (b)		$ 110,000	$ 108,075
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		525,000	514,201
Mineral Resources Ltd. 8.125% 5/1/27 (b)		883,000	950,841
Novelis Corp. 3.875% 8/15/31 (b)		730,000	704,450
Perenti Finance Pty Ltd. 6.50% 10/7/25 (b)		800,000	819,674
Tacora Resources, Inc. 8.25% 5/15/26 (b)		300,000	297,750
United States Steel Corp. 6.875% 3/1/29		620,000	649,450
			7,389,033
Paper & Forest Products – 0.9%
Boise Cascade Co. 4.875% 7/1/30 (b)		200,000	209,500
Louisiana Pacific Corp. 3.625% 3/15/29 (b)		600,000	588,000
Pearl Merger Sub, Inc. 6.75% 10/1/28 (b)		700,000	703,937
Resolute Forest Products, Inc. 4.875% 3/1/26 (b)		615,000	613,463
Sylvamo Corp. 7.00% 9/1/29 (b)		500,000	511,875
			2,626,775
TOTAL MATERIALS	30,289,193
REAL ESTATE – 5.0%
Equity Real Estate Investment Trusts (REITs) – 4.0%
American Finance Trust, Inc. / American Finance Operating Partner LP 4.50% 9/30/28 (b)		1,015,000	1,002,008
Apollo Commercial Real Estate Finance, Inc. 4.625% 6/15/29 (b)		1,015,000	964,250
Blackstone Mortgage Trust, Inc. 3.75% 1/15/27 (b)		1,030,000	1,014,117
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.50% 4/1/27 (b)		515,000	489,250
CTR Partnership LP / CareTrust Capital Corp. 3.875% 6/30/28 (b)		315,000	308,700
HAT Holdings I LLC / HAT Holdings II LLC:
3.375% 6/15/26 (b)		2,000,000	1,967,500
6.00% 4/15/25 (b)		1,240,000	1,283,400

		Principal Amount(a)	Value

Iron Mountain, Inc.:
4.50% 2/15/31 (b)		$ 300,000	$ 294,585
5.00% 7/15/28 (b)		488,000	495,320
5.25% 7/15/30 (b)		315,000	321,045
iStar, Inc. 4.25% 8/1/25		365,000	369,562
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		440,000	437,800
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2/15/29 (b)		800,000	778,932
RLJ Lodging Trust LP 4.00% 9/15/29 (b)		615,000	599,625
Service Properties Trust:
4.375% 2/15/30		585,000	526,500
4.95% 2/15/27		230,000	219,418
7.50% 9/15/25		265,000	281,270
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00% 1/15/30 (b)		500,000	467,500
			11,820,782
Real Estate Management & Development – 1.0%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC 5.00% 6/15/29 (b)		650,000	645,938
Howard Hughes Corp. 4.125% 2/1/29 (b)		1,200,000	1,182,708
Kennedy-Wilson, Inc. 4.75% 2/1/30		1,345,000	1,351,725
			3,180,371
TOTAL REAL ESTATE	15,001,153
UTILITIES – 1.7%
Electric Utilities – 1.0%
Clearway Energy Operating LLC 3.75% 1/15/32 (b)		1,000,000	982,600
NRG Energy, Inc.:
3.875% 2/15/32 (b)		1,130,000	1,084,631
6.625% 1/15/27		88,000	90,970
Vistra Operations Co. LLC:
5.00% 7/31/27 (b)		240,000	242,534
5.625% 2/15/27 (b)		600,000	616,137
			3,016,872
Independent Power and Renewable Electricity Producers – 0.3%
Leeward Renewable Energy Operations LLC 4.25% 7/1/29 (b)		800,000	792,000
11	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
UTILITIES – continued
Multi-Utilities – 0.4%
Calpine Corp. 3.75% 3/1/31 (b)		$ 1,176,000	$1,120,140
Talen Energy Supply LLC 6.50% 6/1/25		200,000	112,000
			1,232,140
TOTAL UTILITIES	5,041,012
TOTAL NONCONVERTIBLE BONDS (Cost $293,677,269)	290,227,724

Money Market Fund – 2.1%
		Shares
Fidelity Cash Central Fund, 0.06% (f) (Cost $6,135,276)		6,134,049	6,135,276
TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $299,812,545)	296,363,000
NET OTHER ASSETS (LIABILITIES) – 0.5%	1,488,815
NET ASSETS – 100.0%	$ 297,851,815

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $245,123,948 or 82.3% of net assets.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$7,567,723	$35,915,808	$37,348,255	$1,166	$—	$—	$6,135,276	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Quarterly Report	12

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
13	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	14

15	Quarterly Report